Director's Loans (Details 2) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Borrowings [abstract]
Interest on director's loan	$ 111,354	$ 105,630	$ 90,000
Amortization of transaction costs	57,881	108,768	130,256
Total	$ 169,235	$ 214,398	$ 220,256